Equity reserves (Details narrative)	12 Months Ended
Dec. 31, 2022 shares
Equity reserves
Common share, issued	6,413,750
Description of option activity	263,548 RSUs were granted and vest in 25% increments on each of September 9, 2022, March 9, 2023, September 9, 2023 and March 9, 2024
Warrant outstanding, granted	804,158